Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

July 2, 2013

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:
Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Osterweis Fund (S000004931)
Osterweis Strategic Income Fund (S000004930)
Osterweis Strategic Investment Fund (S000029833)
Osterweis Institutional Equity Fund (S000037845)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Osterweis Fund, the Osterweis Strategic Income Fund, the Osterweis Strategic Investment Fund and the Osterweis Institutional Equity Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated June 30, 2013, and filed electronically as Post-Effective Amendment No. 518 to the Trust’s Registration Statement on Form N-1A on June 28, 2013.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.
Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
President and Secretary of the Trust